Debt - Summary of Changes in Consolidated Debt (Detail) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of Roll Forward Related to the Promissory Notes [Roll Forward]
Debt issue related costs	$ 379,045	$ 3,290,673
Expense related to issuance of debt	(355,978)	(2,835,359)
Amortized cost	3,827,232	6,226,947
Factoring Scheme For Suppliers
Disclosure of Roll Forward Related to the Promissory Notes [Roll Forward]
Exploration and evaluation costs		15,934,904
Financed public works contracts
Disclosure of Roll Forward Related to the Promissory Notes [Roll Forward]
At the beginning of the year	2,249,695,894	2,258,727,317
Loans obtained-financing institutions	1,064,179,416	1,652,151,747
Debt payments	(1,107,159,280)	(1,707,581,580)
Accrued interest	160,020,297	162,903,771
Interest paid	(154,017,189)	(157,256,625)
Foreign exchange	(121,255,142)	40,751,264
At the end of the year	$ 2,091,463,996	$ 2,249,695,894